Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$20,000	-	32	19,968
State and political subdivisions	103	-	-	103
Mortgage backed securities and collateralized mortgage obligations - residential	308,432	7,749	23	316,158
Corporate bonds	59,185	916	162	59,939
Small Business Administration - guaranteed participation securities	40,955	1,262	-	42,217
Other	685	1	-	686
Total securities available for sale	$429,360	9,928	217	439,071

(dollars in thousands)	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$104,895	36	419	104,512
State and political subdivisions	160	2	-	162
Mortgage backed securities and collateralized mortgage obligations - residential	388,537	2,406	1,426	389,517
Corporate bonds	30,164	367	95	30,436
Small Business Administration - guaranteed participation securities	48,991	-	480	48,511
Other	685	-	-	685
Total securities available for sale	573,432	2,811	2,420	573,823

Securities, Available-for-sale and Held-to-maturity [Abstract]
Proceeds from Sales, Calls/Paydowns and Maturities of Securities Available for Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2020, 2019 and 2018 are as follows:

(dollars in thousands)	Years ended December 31,
	2020	2019	2018
Proceeds from sales	$29,219	$-	$-
Proceeds from calls/paydowns	247,624	192,003	78,230
Proceeds from maturities	10,007	10,052	45,604
Gross realized gains	1,155	-	-
Gross realized losses	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2020
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$13,824	$1,164	-	14,988
Total held to maturity	$13,824	1,164	-	14,988

	December 31, 2019
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$18,618	1,062	-	19,680
Total held to maturity	$18,618	1,062	-	19,680

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2020 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$188,266	192,907
Federal Home Loan Mortgage Corporation	89,036	91,077
Corporate Bonds	59,185	59,939
Government National Mortgage Association	54,954	57,148

Securities Available for Sale [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2020, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$9,174	9,270
Due in one year through five years	70,790	71,417
Due after five years through ten years	9	9
Mortgage backed securities and collateralized mortgage obligations - residential	308,432	316,158
Small Business Administration - guaranteed participation securities	40,955	42,217
	$429,360	439,071

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2020
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,968	32	-	-	19,968	32
Mortgage backed securities and collateralized mortgage obligations - residential	19,471	22	-	-	19,471	22
Corporate bonds	14,901	99	4,937	63	19,838	162
Total	$54,340	153	4,937	63	59,277	216

(dollars in thousands)	December 31, 2019
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,820	180	74,656	239	94,476	419
Mortgage backed securities and collateralized mortgage obligations - residential	67,322	446	169,169	980	236,491	1,426
Corporate bonds	4,905	95	-	-	4,905	95
Small Business Administration - guaranteed participation securities	48,510	480	-	-	48,510	480
Total	$140,557	1,201	243,825	1,219	384,382	2,420

Held to Maturity Securities [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2020, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$13,824	14,988
	$13,824	14,988